Income Taxes - Schedule of Provision for Federal and State Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Current			$ 2,287,000	$ 1,352,000
Deferred taxes	$ (323,000)	$ (398,000)	(14,000)	72,000
Income tax expense	$ (589,000)	$ 79,000	2,273,000	1,424,000
IRES
Income Taxes [Line Items]
Foreign			66,000	248,000
IRAP
Income Taxes [Line Items]
Foreign			50,000	107,000
India
Income Taxes [Line Items]
Foreign			1,977,000	935,000
Other Italian
Income Taxes [Line Items]
Foreign			$ 194,000	$ 62,000